Impairment Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Impairment Losses [Abstract]
Impairment Losses

Impairment Losses

Held for use

In accordance with FASB ASC 360-10-35 Property Plant and Equipment – Overall – Subsequent Measurement, the Company analyzes its assets for impairment when events or circumstances occur that indicate the carrying amount may not be recoverable. As part of this process, the Company utilizes a two-step analysis to determine whether a trigger event (within the meaning of ASC 360-10-35) has occurred with respect to cash flow of, or a significant adverse change in business climate for, its hotel properties. Quarterly and annually the Company reviews all of its held for use hotels to determine any property whose cash flow or operating performance significantly underperformed from budget or prior year, which the Company has set as a shortfall against budget or prior year as 15% or greater.

Each quarter we apply a second analysis on those properties identified in the 15% change analysis or which have had a trigger event. The analysis estimates the expected future cash flows to identify any property whose carrying amount potentially exceeded the recoverable value. In performing this analysis, the Company makes the following assumptions:

•	Holding periods range from three to five years for non-core assets, and ten years for those assets considered as core.

•

Cash flow from trailing twelve months for the individual properties multiplied by the holding period as noted above. The Company does not assume growth rates on cash flows as part of its step one analysis.

•	A revenue multiplier for the terminal value based on an average of historical sales from leading industry broker of like properties was applied according to the assigned holding period.

During the three months ended March 31, 2013, no trigger events as described in ASC 360-10-35 occurred for any of our held for use hotels.

During the three months ended March 31, 2012, no trigger events as described in ASC 360-10-35 occurred for any of our held for use hotels. We recorded recovery of impairment on one hotel reclassified as held for use from held for sale in the amount of $0.3 million.

Held for sale

During the three months ending March 31, 2013, Level 3 inputs were used to determine non-cash impairment losses of $0.5 million on eleven held for sale hotels. The Company also recorded negligible recovery of impairment on one hotel at the time of sale, as well as negligible impairment on one hotel at the time of sale.

During the three months ending March 31, 2012, Level 3 inputs were used to determine non-cash impairment loss of $1.1 million on six held for sale hotels, a loss of $0.7 million on four hotels subsequently sold, and recovery of $0.1 million of previously recorded impairment loss on one held for sale hotel due to changes in market conditions.

The fair value of an asset held for sale is based on the estimated selling price less estimated selling costs. We engage independent real estate brokers to assist us in determining the estimated selling price using a market approach. The estimated selling costs are based on our experience with similar asset sales. We record impairment charges and write down the carrying value of an asset if the carrying value exceeds the estimated selling price less costs to sell.

Note 6.	Impairment Losses

Held for Use

In accordance with FASB ASC 360-10-35 Property Plant and Equipment – Overall – Subsequent Measurement, the Company analyzes its assets for impairment loss when events or circumstances occur that indicate the carrying amount may not be recoverable. As part of this process, the Company utilizes a two-step analysis to determine whether a trigger event (within the meaning of ASC 360-10-35) has occurred with respect to cash flow of, or a significant adverse change in business climate for, its hotel properties. Quarterly and annually the Company reviews all of its held for use hotels to determine any property whose cash flow or operating performance significantly underperformed from budget or prior year, which the Company has set as a shortfall against budget or prior year as 15% or greater.

At year end the Company applies a second analysis on the entire held for use portfolio. The analysis estimates the expected future cash flows to identify any property whose carrying amount potentially exceeded the recoverable value. (Note that at the end of each quarter, this analysis is performed only on those properties identified in the 15% change analysis). In performing this year end analysis, the Company makes the following assumptions:

•	Holding periods range from three to five years for non-core assets, and ten years for those assets considered as core.

•

Cash flow from trailing twelve months for the individual properties multiplied by the holding period as noted above. The Company does not assume growth rates on cash flows as part of its step one analysis.

•	A revenue multiplier for the terminal value based on an average of historical sales from leading industry brokers of like properties was applied according to the assigned holding period.

During the three months ended December 31, 2012, no trigger events as described in ASC 360-10-35 occurred for any of our held for use hotels. However, a trigger event, as described in ASC 360-10-35, occurred in the second quarter of 2012 for one hotel property held for use in which the carrying value of the hotel exceeded the sum of the undiscounted cash flows expected over its remaining anticipated holding period and from its disposition. The property was then tested to determine if its carrying amount was recoverable. When testing the recoverability for a property, in accordance with FASB ASC 360-10-35 35-29 Property Plant and Equipment – Overall – Subsequent Measurement, Estimates of Future Cash Flows Used to Test a Long-Lived Asset for Recoverability, the Company uses estimates of future cash flows associated with the individual property over its expected holding period and eventual disposition. In estimating these future cash flows, the Company incorporates its own assumptions about its use of the hotel property and expected hotel performance. Assumptions used for the individual hotel were determined by management, based on discussions with our asset management group and our third party management companies. The property was then subjected to a probability-weighted cash flow analysis as described in FASB ASC 360-10-55 Property Plant and Equipment – Overall – Implementation. In this analysis, the Company completed a detailed review of the hotel's market conditions and future prospects, which incorporated specific detailed cash flow and revenue multiplier assumptions over the remaining expected holding periods, including the probability that the property will be sold. Based on the results of this analysis, it was determined that the Company's investment in the subject property was not fully recoverable; accordingly, impairment of $2.7 million was recognized.

To determine the amount of impairment on the hotel property identified above, in accordance with FASB ASC 360-10-55, the Company calculated the excess of the carrying value of the property in comparison to its fair market value as of June 30, 2012. Based on this calculation, the Company determined total impairment of $2.7 million existed as of June 30, 2012 on one hotel property. Fair market value was determined with the assistance of independent real estate brokers and revenue multiples based on the Company's experience with hotel sales in the current year as well as available industry information, considered Level 3 inputs. As the fair market value of the property impaired for the quarter ending June 30, 2012 was determined in part by management estimates, a reasonable possibility exists that future changes to inputs and assumptions could affect the accuracy of management's estimates and such future changes could lead to recovery of impairment or further possible impairment in the future. No held for use properties had impairment charges during the first quarter ended March 31, 2012. There was $0.3 million of impairment recovery on one property subsequently reclassified as held for use.

During 2011, the analysis above was used to determine that a trigger event occurred for two of our held for use properties, respectively. In each case the carrying value of the hotel exceeded the sum of the undiscounted cash flows expected over its remaining anticipated holding period and from its disposition. Each property was then tested to determine if the carrying amount was recoverable using property specific assumptions. Based on the results of this analysis, it was determined that the Company's investment in the subject properties was not fully recoverable; accordingly, impairment of $4.5 million was recognized.

During 2010, a trigger event occurred for one hotel property held for use in which the carrying value of the hotel exceeded the sum of the undiscounted cash flows expected over its remaining anticipated holding period and from its disposition. The property was then tested to determine if its carrying amounts was recoverable. Based on the results of this analysis, it was determined that the Company's investment in the subject property was not fully recoverable; accordingly, impairment of $2.1 million was recognized.

Held for Sale

During 2012, Level 3 inputs were used to determine impairment losses of $8.2 million on sixteen held for sale properties and six properties sold during 2012. Recovery of previously recorded impairment for which fair value exceeded management's previous estimates in the amount of $0.2 million was taken on two held for sale properties, and recovery of $0.3 million was taken on six properties at the time of sale.

During 2011, Level 3 inputs were used to determine impairment losses of $10.5 million on eleven held for sale properties and ten properties sold during 2011 and 2012. Recovery of previously recorded impairment for which fair value exceeded management's previous estimates in the amount of $0.3 million was taken on two held for sale properties, and recovery of $0.4 million was taken on eight properties at the time of sale.

During 2010, Level 3 inputs were used to determine impairment losses of $7.0 million on eight held for sale properties and ten properties sold during 2010, 2011 and 2012. Recovery of previously recorded impairment for which fair value exceeded management's previous estimates in the amount of $0.3 million was taken on one held for sale hotel, and recovery of $0.6 million was taken on seven properties at the time of sale.

In accordance with ASC 360-10-35 Property Plant and Equipment-Overall-Subsequent Measurement, the Company determines the fair value of an asset held for sale based on the estimated selling price less estimated selling costs. We engage independent real estate brokers to assist us in determining the estimated selling price using a market approach. The estimated selling costs are based on our experience with similar asset sales.